SHARE-BASED COMPENSATION (Option Activity) (Details)	6 Months Ended
Jun. 30, 2019 $ / shares shares
Number of options
Outstanding at beginning of period	422,784
Options granted	20,814
Options forfeited	(50,492)
Outstanding at end of period	393,106
Exercisable at end of period	95,675
Weighted average of exercise price
Outstanding at the beginning of the year | $ / shares	$ 15.54
Granted | $ / shares	2.68
Forfeited | $ / shares	12.92
Outstanding at end of period | $ / shares	14.14
Exercisable at the end of the year | $ / shares	$ 44.92
Average remaining contractual life
Outstanding at beginning of period	8 years 7 months 6 days
Outstanding at end of period	7 years 11 months 23 days
Exercisable at end of period	4 years 4 months 6 days
RSU [Member]
Number of options
Outstanding at beginning of period	109,469
RSUs granted
RSUs vested	(1,402)
RSUs forfeited	(18,228)
Outstanding at end of period	89,839